Property and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment is comprised of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)
Proved oil and natural gas properties	$620,793	$423,611
Unproved oil and natural gas properties	131,934	121,690
Land	971	406
Less: accumulated DD&A	(171,090)	(114,375)
Total oil and natural gas properties (successful efforts), net	582,608	431,332
Other property and equipment	5,559	4,345
Less: accumulated DD&A	(3,087)	(3,062)
Total other property and equipment	2,472	1,283
Total property and equipment, net	$585,080	$432,615

Property and equipment is comprised of the following:

	December 31,
	2017	2016
	(In thousands)
Proved oil and natural gas properties	$423,611	$258,530
Unproved oil and natural gas properties	121,690	1,942
Land	406	1,561
Less: accumulated DD&A	(114,375)	(139,766)
Total oil and natural gas properties (successful efforts), net	431,332	122,267
Other property and equipment	4,345	3,808
Less: accumulated DD&A	(3,062)	(2,702)
Total other property and equipment	1,283	1,106
Total property and equipment, net	$432,615	$123,373